Long-term Purchase Obligations (Details)	12 Months Ended
Feb. 28, 2017 CAD
Commitments Long-term Purchase Obligations 1	CAD 19,756
Commitments Long-term Purchase Obligations 2	19,850
Commitments Long-term Purchase Obligations 3	19,725
Commitments Long-term Purchase Obligations 4	9,818
Commitments Long-term Purchase Obligations 5	0
Commitments Long-term Purchase Obligations 6	0
Commitments Long-term Purchase Obligations 7	CAD 69,149